Quarterly Results of Operations (Unaudited) (Tables)	12 Months Ended
Oct. 25, 2015
Quarterly Results of Operations (Unaudited)
Schedule of unaudited quarterly results of operations

				Net Earnings
				Attributable to	Basic	Diluted
		Gross	Net	Hormel Foods	Earnings	Earnings
(in thousands, except per share data)	Net Sales	Profit	Earnings	Corporation(1)	Per Share	Per Share
2015

First quarter	$ 2,395,073	$ 444,605	$ 172,430	$ 171,718	$ 0.65	$ 0.64

Second quarter	2,279,345	459,556	180,435	180,201	0.68	0.67

Third quarter	2,188,587	409,390	146,956	146,938	0.56	0.54

Fourth quarter	2,400,858	495,030	187,443	187,231	0.71	0.69

2014

First quarter	$ 2,242,672	$ 398,642	$ 154,458	$ 153,348	$ 0.58	$ 0.57

Second quarter	2,244,866	378,758	140,706	140,090	0.53	0.52

Third quarter	2,284,947	363,999	139,014	137,975	0.52	0.51

Fourth quarter	2,543,771	423,584	171,848	171,264	0.65	0.63

(1)	Excludes net earnings attributable to the Company’s noncontrolling interests.